PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 8. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	December 31,
	2020	2019
Furniture, fixtures and equipment	$564,334	$331,467
Software	120,111	120,111
Biological assets	13,000	—
Land	—	800,000
Buildings	—	508,104
Total	697,445	1,759,682
Less: Accumulated depreciation	(242,223)	(252,355)
	$455,222	$1,507,327

Depreciation expense was $149,836 and $115,696, respectively, for the years ended December 31, 2020 and 2019.